Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES

Baytex has a number of financial obligations that are incurred in the ordinary course of business. These obligations are of a recurring nature and impact the Company’s cash flow from operations in an ongoing manner. A significant portion of these obligations will be funded by adjusted funds flow. These obligations as of December 31, 2018, and the expected timing of funding of these obligations, are noted in the table below.

	Total	Less than 1 year	1-3 years	3-5 years	Beyond 5 years
Operating leases	$22,745	7,484	12,492	2,753	16
Processing agreements	47,717	10,926	15,526	9,039	12,226
Transportation agreements	112,002	14,398	42,054	19,821	35,729
Total	$182,464	$32,808	$70,072	$31,613	$47,971

Baytex also has ongoing obligations related to the abandonment and reclamation of well sites and facilities which have reached the end of their economic lives. The present value of the future estimated abandonment and reclamation costs are included in the asset retirement obligations presented in the statements of financial position. Programs to abandon and reclaim wellsites and facilities are undertaken regularly in accordance with applicable legislative requirements.

Operating lease and sublease payments recognized as an expense during the year ended December 31, 2018 were $6.3 million (December 31, 2017 - $6.5 million). Baytex has entered into operating leases on office buildings in the ordinary course of business. The Company's operating lease agreements do not contain any contingent rent clauses. The Company has the option to renew or extend the leases on its office building with the new lease terms to be based on current market prices. None of the operating lease agreements contain purchase options or escalation clauses or any restrictions regarding dividends, further leases or additional debt.

The litigation and claims that Baytex is engaged with, which arose in the normal course of operations, are not expected to materially affect the Company's financial position or reported results of operations.